Annual Fund Operating Expenses - Global X Funds	Aug. 17, 2026
Global X PureCap MSCI Financials ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X PureCap MSCI Financials ETF | Global X PureCap MSCI Financials ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Health Care ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X PureCap MSCI Health Care ETF | Global X PureCap MSCI Health Care ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.07%	[5]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.17%)	[6]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Industrials ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X PureCap MSCI Industrials ETF | Global X PureCap MSCI Industrials ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Acquired Fund Fees and Expenses	0.05%	[8]
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.15%)	[9]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Materials ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X PureCap MSCI Materials ETF | Global X PureCap MSCI Materials ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Acquired Fund Fees and Expenses	0.05%	[11]
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.15%)	[12]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Utilities ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X PureCap MSCI Utilities ETF | Global X PureCap MSCI Utilities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Acquired Fund Fees and Expenses	0.07%	[14]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.17%)	[15]
Net Expenses (as a percentage of Assets)	0.15%
Global X PureCap MSCI Real Estate ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X PureCap MSCI Real Estate ETF | Global X PureCap MSCI Real Estate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Acquired Fund Fees and Expenses	0.07%	[17]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.17%)	[18]
Net Expenses (as a percentage of Assets)	0.15%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	"Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[6]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.
[7]	Other Expenses are based on estimated amounts for the current fiscal year.
[8]	"Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[9]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.
[10]	Other Expenses are based on estimated amounts for the current fiscal year.
[11]	"Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[12]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.
[13]	Other Expenses are based on estimated amounts for the current fiscal year.
[14]	"Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[15]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.
[16]	Other Expenses are based on estimated amounts for the current fiscal year.
[17]	"Acquired Fund Fees and Expenses" sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses may not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports (when available), which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[18]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.15% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.